Guggenheim S&P 500(R) Equal Weight Consumer Staples ETF

Guggenheim S&P 500® Equal Weight Consumer Staples ETF

Supplement dated November 20, 2013

to the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information

dated February 28, 2013, as supplemented

This supplement provides new and additional information beyond that contained in the Statutory Prospectus, Summary Prospectuses (collectively, the “Prospectuses”) and Statement of Additional Information (the “SAI”) for the Funds listed above and should be read in conjunction with the Prospectuses and SAI.

At a meeting held on November 14, 2013, at the recommendation of Security Investors, LLC (the “Advisor”), the investment adviser to the Funds, the Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”), including a majority of the Independent Trustees, approved a reduction in the advisory fee paid by the Funds to the Advisor from 0.50% to 0.40%. Therefore, effective on December 1, 2013 or such later date as deemed appropriate by the officers of the Trust, the following changes apply to the Prospectuses and SAI:

•	In the Statutory Prospectus and each Summary Prospectus, the tables located under “Fees and Expenses of the Fund” and “Example” in the Fund Summary section are deleted and replaced in their entirety as follows:

FEES AND EXPENSES OF THE FUND – The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses**	0.00%
Total Annual Fund Operating Expenses	0.40%

*	“Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees. Effective December 1, 2013, the advisory fee for the Fund was reduced from 0.50% to 0.40%.

**	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2012.

EXAMPLE – This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. ETFDI-SUP2-1114x0214